Derivatives - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Mar. 31, 2017	Feb. 22, 2017
Derivative [Line Items]
Hedging ineffectiveness recorded in earnings	$ 0	$ 0	$ 0
Estimated loss reclassified from other comprehensive income (loss) to earnings as contracts settle	6,000,000
Interest expense, net	153,925,000	158,251,000	$ 173,298,000
Interest Rate Swap
Derivative [Line Items]
Notional Amount	750,000,000			$ 750,000,000	$ 750,000,000
Designated as Hedging Instrument | Interest Rate Swap
Derivative [Line Items]
Accumulated losses in AOCI						$ 14,000,000
Reclassification out of AOCI | Derivatives Not Designated as Hedging Instruments
Derivative [Line Items]
Interest expense, net	$ 7,000,000
Other, Net | Derivatives Not Designated as Hedging Instruments | Interest Rate Swap
Derivative [Line Items]
Gain on derivatives, net		$ 0